Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO named executive officers	Average Compensation Actually Paid to Non-PEO named executive officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Company-Selected Measure:Total Assets at Year End
	(1)	(2)(3)	(4)	(2)(3)	(5)	(5) (6)		(7)
2022	$881,436	$1,050,452	$455,938	$503,053	159	103	$30,741,000	$2,674,318,000
2021	$1,019,434	$1,199,410	$646,236	$708,907	122	104	$37,517,000	$2,724,719,000
2020	$952,226	$963,692	$491,824	$477,109	92	81	$32,888,000	$2,121,798,000

Company Selected Measure Name	Total assets
Named Executive Officers, Footnote [Text Block]	Average of the Total Compensation for all named executive officers, excluding the Principal Executive Officer, in each fiscal year from the Summary Compensation Table. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the Principal Executive Officer, in fiscal 2020: Jed W. Ballard, Michael G. Huston, Benjamin D. Craig, Michael A. Martin. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the Principal Executive Officer, in fiscal 2021: Jed W. Ballard, Michael G. Huston, Benjamin D. Craig, Steve R. Aldrich and Michael A. Martin.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return for the Company's selected peer group is calculated using the methodology described in footnote 5, weighted according to the respective companies' stock market capitalization at the beginning of the measurement period. The peer group used for 2022 includes the following entities: Bank of Marin Bancorp, Central Pacific Financial Corp., Central Valley Community BanCorp, Farmers & Merchants BanCorp, Inc., First Northern Community Bancorp, First Northwest Bancorp, Five Star Bancorp, FS Bancorp, Inc., Heritage Commerce Corp, Heritage Financial Corporation, HomeStreet, Inc., Oak Valley Bancorp, Riverview Bancorp, Inc., Sierra Bancorp, Territorial Bancorp Inc. and Timberland Bancorp, Inc. The peer group used for 2021 and 2020 includes the following entities: Bank of Commerce, Bank of Marin Bancorp, Central Valley Bancorp, First Northern Community Bancorp, First Northwest, FS BanCorp, Inc., Farmers & Merchants BanCorp, Inc., First Financial Northwest, Inc.; Heritage Commerce Corp., Oak Valley Bancorp, Riverview Bancorp, Inc., Sierra Bancorp, Territorial BanCorp Inc.,,, and Timberland Bancorp, Inc.
PEO Total Compensation Amount	$ 881,436	$ 1,019,434	$ 952,226
PEO Actually Paid Compensation Amount	$ 1,050,452	1,199,410	963,692
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid represents an abstract number and may not actually reflect actual amounts paid to the Principal Executive Officer or the other named executive officers. Compensation actually paid is calculated as follows: Total Compensation from the Summary Compensation Table; less the grant date fair value of awards granted during the year; plus the year end fair value of awards granted during the year and unvested and outstanding at year end; plus the vesting date fair value of awards granted during the year that also vested during the year; plus or minus the change in the year end fair value of awards granted in prior years that are unvested and outstanding at the end of the year; plus or minus the vesting date fair value of awards granted in prior years that vested during the year compared to the prior year end fair value; less the prior year end fair value of awards that failed to meet vesting conditions and were forfeited or expired unexercised; plus dividends or other earnings paid on awards during the year that are not otherwise captured in the total compensation for the year. The following amounts were deducted and added to Total Compensation in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid for the Principal Executive Officer:

Year	Less: Grant Date Fair Value of Stock Awards awarded in this year	Plus: Year End Fair Value of Stock Awards granted in this year that are unvested and outstanding at year end	Plus: Vesting Date Fair Value of Stock Awards granted in this year that vested this year	Plus/Minus: Change in Year End Fair Value of Stock Awards awarded in priors year that are unvested and outstanding at year end	Plus/Minus: Vesting Date Fair Value versus prior year end fair value of Stock Awards granted in prior years that vested this year	Less: Prior Year End Fair Value of Stock Awards that fail to meet vesting conditions during current year (forfeited awards)
2022	$—	$—	$—	$92,569	$76,447	$—
2021	($121,352)	$130,022	$—	$87,045	$84,261	$—
2020	($121,419)	$141,744	$—	($3,270)	($5,589)	$—

Non-PEO NEO Average Total Compensation Amount	$ 455,938	646,236	491,824
Non-PEO NEO Average Compensation Actually Paid Amount	$ 503,053	708,907	477,109
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following amounts were deducted and added to Total Compensation in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate average compensation actually paid for the named executive officers other than the Principal Executive Officer:

Year	Less: Grant Date Fair Value of Stock Awards awarded in this year	Plus: Year End Fair Value of Stock Awards granted in this year that are unvested and outstanding at year end	Plus: Vesting Date Fair Value of Stock Awards granted in this year that vested this year	Plus/Minus: Change in Year End Fair Value of Stock Awards awarded in priors year that are unvested and outstanding at year end	Plus/Minus: Vesting Date Fair Value versus prior year end fair value of Stock Awards granted in prior years that vested this year	Less: Prior Year End Fair Value of Stock Awards that fail to meet vesting conditions during current year (forfeited awards)
2022	$—	$—	$—	$25,433	$21,682	$—
2021	($39,585)	$28,408	$12,718	$20,884	$40,246	$—
2020	($49,314)	$54,400	$—	($5,070)	($14,731)	$—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Schierhorn and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Schierhorn) are generally aligned with the Company’s cumulative TSR over the three years presented in the table. However, compensation actually paid to Mr. Schierhorn and to the Company's named executive officers as a group (excluding Mr. Schierhorn) in 2022 decreases while cumulative TSR increases in 2022. This is primarily the result of the fact that there were no awards in 2022 under the Company's 2020 Plan due to a change in the timing of when these awards are granted, as described in the "Compensation Discussion and Analysis" section. Compensation actually paid is generally aligned with cumulative TSR over the period because a material portion of the compensation actually paid to Mr. Schierhorn and to the other named executive officers is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Schierhorn and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Schierhorn) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not specifically use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of ROAA, which the Company utilizes for setting goals in the Company’s short-term incentive compensation program, the Profit Sharing Plan.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Total Assets
As demonstrated by the following table, the amount of compensation actually paid to Mr. Schierhorn and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Schierhorn) is generally aligned with the Company’s total assets over the three years presented in the table. However, compensation actually paid to Mr. Schierhorn and to the Company's named executive officers as a group (excluding Mr. Schierhorn) in 2022 decreases while total assets decreases at a lower rate in 2022. This is primarily the result of the fact that there were no awards in 2022 under the Company's 2020 Plan due to a change in the timing of when these awards are granted, as described in the "Compensation Discussion and Analysis" section. The Company does not specifically use change in total assets year-over-year as a performance measure in the overall executive compensation program, however, the size of the Company, as measured by asset size, is a major factor in the selection of the peer group used to set executive compensation. Generally, over the long term, an increase in total assets will equate to higher amounts of compensation actually paid to Mr. Schierhorn and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Schierhorn).

Tabular List [Table Text Block]	Total asset size; •Budget to actual results for pre-tax income in the Community Banking Segment; and •Return on Average Assets ("ROAA").
Total Shareholder Return Amount	$ 159	122	92
Peer Group Total Shareholder Return Amount	103	104	81
Net Income (Loss)	$ 30,741,000	$ 37,517,000	$ 32,888,000
Company Selected Measure Amount	2,674,318,000	2,724,719,000	2,121,798,000
Additional 402(v) Disclosure [Text Block]	Total Compensation from the Summary Compensation Table.The year-end fair value of stock awards is equal to the number of stock awards granted multiplied by the Company's closing share price at year end. The year-end fair value of option awards is calculated using the same Black Scholes model used the calculate stock option expense in the Company's financial statements, adjusted for current market conditions and management expectations for expected life as of each year end. The amounts disclosed are cumulative for the measurement periods based on a hypothetical $100 investment beginning at the market close on the last trading day of 2019 and ending on the last trading day of 2022, 2021, and 2020, respectively. Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's closing share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The measurement period starts on the last trading day of the prior year and ends on the last trading day of the current year.Total assets are derived from the Company’s audited balance sheet at December 31 of each year presented.
Financial Performance Measures
As described in greater detail in the "Compensation Discussion and Analysis", the Company's executive compensation packages are based on achievement of the goals and strategies the Board has established. When establishing salaries, performance based payments, and stock-based awards for our named executive officers, including our Principal Executive Officer, the Compensation Committee considers, among other things, the Company’s financial performance during the past year and market data related to the salaries of executive officers in similar positions with companies of comparable size in the financial institutions industry. The Compensation Committee believes that the Company’s current annual and long-term incentive compensation programs for its executives, including the named executive officers, senior managers and key employees serve to appropriately focus these individuals on the Company's current and future business needs.
Pre-tax income for the Community Banking segment can be found in Part II. Item 8. "Financial Statements and Supplementary Data" in Note 25, "Segment Information", in the Company's Form 10-K for the year ended December 31, 2022. Return on Average Assets is calculated as: Consolidated net income divided by average assets for any given year. Return on Average Assets in included in Part II Item 7. "Management's Discussion and Analysis of Financial Condition and Result of Operations" of the Company's Form 10-K for the year ended December 31, 2022.
The Compensation Committee evaluates total executive compensation and its individual components for each executive using compensation data for the peer group. The target compensation for each executive is the midpoint of the peer group for comparable positions. The Company does not tie executive compensation explicitly to total shareholder return. However, as shown in the table above, the Company has had favorable shareholder returns compared to its peer group in the last three years. Annual shareholder return is generally volatile in the short-term for many reasons, and the Company believes that this makes quantitative use of this financial measurement to explicitly measure, or set executive compensation inappropriate. However, the stock award component included in the Company's overall compensation strategy aligns management incentives to increasing shareholder return via increases in both share price and cash dividends per share over time.
Payments to executive officers (excluding Mr. Baldwin) under the Company's Profit Sharing Plan are directly impacted by the financial performance of the Company. Approximately 60% of the profit sharing is based on a comparison of annual budget to actual pre-tax income for the Community Banking segment and 40% is based on the Company’s consolidated return on average assets rank in a peer comparison of all U.S. banks with assets between one and five billion dollars. The Company obtains peer data from S&P Global. A tiered approach is taken to profit sharing payments, as is described in detail in the Compensation Discussion and Analysis section of this report. In general, profit sharing decreases when pre-tax income for the Community Banking segment underperforms compared to the annual budget, and/or when the Company's consolidated return on average assets declines compared to the peer group.
As an employee of Residential Mortgage, Mr. Baldwin does not participate in the Company's Profit Sharing Plan. However, Mr. Baldwin's annual bonus is directly impacted by the financial performance of Residential Mortgage. Mr. Baldwin's annual bonus is equal to a percentage of pre-tax net earnings of Residential Mortgage as set forth in Mr. Baldwin's employment agreement with Residential Mortgage.
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with its performance, not all of those measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align all performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year, except in the Profit Sharing Plan.. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance measures presented in the Pay versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total asset size
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Budget to actual results for pre-tax income in the Community Banking Segment
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets ("ROAA")
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (121,352)	$ (121,419)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	130,022	141,744
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,569	87,045	(3,270)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,447	84,261	(5,589)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	0	(39,585)	(49,314)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	0	28,408	54,400
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	0	12,718	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	25,433	20,884	(5,070)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	21,682	40,246	(14,731)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Stock Awards	$ 0	$ 0	$ 0